Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Summary of movement in warrant liabilities
Movement of the balance during the years ended December 31, 2023 and 2024 is as follow:

	2024	2023
Balance at January 1	$224	$3,575
Change in fair value recognized in profit or loss	(49)	(3,351)
Balance at December 31	$175	$224